Rockefeller US Small Cap Core Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Aerospace & Defense - 2.2%
Kratos Defense & Security Solutions, Inc. (a)	85,977	$2,268,933

Automobile Components - 1.0%
XPEL, Inc. (a)	31,357	1,048,265

Banks - 2.7%
First Bancorp.	66,963	2,809,767

Building Products - 1.2%
AZEK Co., Inc. (a)	26,926	1,261,483

Capital Markets - 7.0%
Donnelley Financial Solutions, Inc. (a)	46,010	2,280,715
StoneX Group, Inc. (a)	40,731	4,915,010
		7,195,725

Communications Equipment - 2.6%
Calix, Inc. (a)	71,782	2,657,370

Construction & Engineering - 3.8%
Limbach Holdings, Inc. (a)	23,828	1,977,724
Sterling Infrastructure, Inc. (a)	15,323	1,949,239
		3,926,963

Consumer Finance - 2.3%
FirstCash Holdings, Inc.	20,714	2,325,768

Diversified Consumer Services - 4.7%
Stride, Inc. (a)	35,171	4,811,393

Electronic Equipment, Instruments & Components - 8.1%
CTS Corp.	28,159	1,257,581
ePlus, Inc. (a)	36,728	2,364,549
Mirion Technologies, Inc. (a)	67,904	1,054,549
Napco Security Technologies, Inc.	81,517	2,002,057
PAR Technology Corp. (a)	23,549	1,618,052
		8,296,788

Financial Services - 7.5%
AvidXchange Holdings, Inc. (a)	247,427	1,880,445
HA Sustainable Infrastructure Capital, Inc.	88,727	2,549,127
International Money Express, Inc. (a)	52,041	797,268
Walker & Dunlop, Inc.	29,189	2,500,622
		7,727,462

Food Products - 3.7%
SunOpta, Inc. (a)	602,770	3,779,368

Gas Utilities - 2.8%
ONE Gas, Inc.	38,326	2,880,199

Ground Transportation - 2.0%
ArcBest Corp.	25,675	2,022,420

Health Care Equipment & Supplies - 5.9%
LeMaitre Vascular, Inc.	17,026	1,563,838
Merit Medical Systems, Inc. (a)	20,581	2,100,085
Omnicell, Inc. (a)	32,184	1,224,923
UFP Technologies, Inc. (a)	5,168	1,176,185
		6,065,031

Health Care Providers & Services - 6.5%
Progyny, Inc. (a)	79,011	1,780,118
RadNet, Inc. (a)	52,129	2,891,596
US Physical Therapy, Inc.	25,152	2,037,815
		6,709,529

Insurance - 4.9%
Skyward Specialty Insurance Group, Inc. (a)	36,694	1,908,822
Stewart Information Services Corp.	43,662	3,108,734
		5,017,556

Life Sciences Tools & Services - 2.7%
BioLife Solutions, Inc. (a)	113,867	2,732,808

Machinery - 6.3%
ATS Corp. (a)	70,127	2,039,995
ESCO Technologies, Inc.	14,964	2,467,264
Helios Technologies, Inc.	49,285	1,944,293
		6,451,552

Media - 1.2%
TechTarget, Inc. (a)	87,534	1,284,124

Professional Services - 6.3%
Huron Consulting Group, Inc. (a)	14,213	2,166,914
Korn Ferry	66,342	4,355,352
		6,522,266

Software - 9.1%
Agilysys, Inc. (a)	28,660	2,321,173
DoubleVerify Holdings, Inc. (a)	110,301	1,533,184
PROS Holdings, Inc. (a)	143,425	3,468,016
Q2 Holdings, Inc. (a)	23,864	2,084,998
		9,407,371

Specialty Retail - 1.3%
Winmark Corp.	4,104	1,379,293

Trading Companies & Distributors - 1.2%
DXP Enterprises, Inc./TX (a)	13,654	1,235,277
TOTAL COMMON STOCKS (Cost $96,300,979)		99,816,711

SHORT-TERM INVESTMENTS - 3.1%		Value
Money Market Funds - 3.1%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (b)	3,189,765	3,189,765
TOTAL SHORT-TERM INVESTMENTS (Cost $3,189,765)		3,189,765

TOTAL INVESTMENTS - 100.1% (Cost $99,490,744)		103,006,476
Liabilities in Excess of Other Assets - (0.1)%		(119,098)
TOTAL NET ASSETS - 100.0%		$102,887,378
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Rockefeller US Small Cap Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$99,816,711	$–	$–	$99,816,711
Money Market Funds	3,189,765	–	–	3,189,765
Total Investments	$103,006,476	$–	$–	$103,006,476

Refer to the Schedule of Investments for further disaggregation of investment categories.